Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Changes in AOCI

Changes in AOCI for the periods indicated are summarized as follows:

	Year Ended December 31, 2017
	Before Tax	Tax Effect	Net of Tax
	(Dollars in thousands)
Balance at beginning of period	$—	$—	$—
Unrealized gain (loss) on investment securities available for sale:
Net unrealized holdings gain (loss) arising during the period	(634)	133	(501)
Amounts reclassified to (gain) loss on investment securities(1)	—	—	—

Balance at end of period	$(634)	$133	$(501)

	Year Ended December 31, 2016
	Before Tax	Tax Effect	Net of Tax
	(Dollars in thousands)
Balance at beginning of period	$(192)	$66	$(126)
Unrealized gain (loss) on investment securities available for sale:
Net unrealized holdings gain (loss) arising during the period	261	(89)	172
Amounts reclassified to (gain) loss on investment securities(1)	(69)	23	(46)

Balance at end of period	$—	$—	$—

(1)	Gross amounts are included in gain on sales of investment securities and income tax amounts are included in income tax expense on the Consolidated Statements of Income.